DERIVATIVE FINANCIAL INSTRUMENTS (Details Textuals) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2012	Oct. 31, 2011	Dec. 22, 1997
Derivative [Line Items]
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
CashCollateralProvidedByUsToCounterparties			5.6
Commodity Forward Contracts with Counterparty Wells Fargo	35.0
Series O Face Amount								$ 97.5
Series G Face Amount								$ 97.5
Interest Rate on SunBelt Notes								7.23%
Commodity Forward Contracts with Counterparty Citibank	26.6
Cash flow hedges [Abstract]
Commodity forward contracts with Wells Fargo			43.3
Commodity forward contracts with Citibank			20.3
Cash Flow Hedges Derivative Instruments at Fair Value, Net	(6.6)		11.4
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(2.7)		5.0
Fair value hedges [Abstract]
Notional Amount on Discontinuation of Interest Rate Fair Value Hedge			73.1			$ 73.1
Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge	(0.3)					(2.2)
Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	29.6	0.0	21.7	0.0
Forward Contracts Sell
Derivative [Line Items]
Derivative, Notional Amount	98.9	0.0	10.1	0.0
Variable Interest Rate Swaps $125M
Derivative [Line Items]
Derivative, Notional Amount	125.0		125.0
Deferred gain recognized	(0.6)		1.2	3.7			$ 11.0
Fixed Interest Rate Swaps $125M
Derivative [Line Items]
Derivative, Notional Amount	125.0		125.0
Interest Rate Swaps Designated As Fair Value Hedges
Derivative [Line Items]
Derivative, Notional Amount	$ 0.0	$ 0.0	0.0	0.0
SunBelt Notes [Member]
Derivative [Line Items]
Derivative, Notional Amount						73.1
Deferred gain recognized			0.4	$ 0.8		$ 2.2
Fair value hedges [Abstract]
Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge			$ 0.4